Aug. 31, 2024
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund
Investment Objective
The fund seeks to surpass the performance of the Russell Midcap® Value Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	.75	.75	.75	.75
Distribution (12b-1) fees	none	.75	none	none
Other expenses:
Shareholder services fees	.25	.25	none	none
Miscellaneous other expenses	.17	.23	.22	.11
Total other expenses	.42	.48	.22	.11
Total annual fund operating expenses	1.17	1.98	.97	.86

* Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$687	$925	$1,182	$1,914
Class C (with redemption at end of period)	$301	$621	$1,068	$2,306
Class C (without redemption at end of period)	$201	$621	$1,068	$2,306
Class I (with or without redemption at end of period)	$99	$309	$536	$1,190
Class Y (with or without redemption at end of period)	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58.67% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those companies with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund's benchmark index. As of November 30, 2024, the market capitalizations of the smallest and largest companies included in the index were approximately $426 million and $81.3 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $27.6 billion and $11.9 billion, respectively. The fund's sub-adviser identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

In constructing the fund's portfolio, the fund's sub-adviser uses an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic worth or the expected value, determined by the sub-adviser's assessment of fundamentals, valuation and catalyst(s). The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. Items such as free cash flow, earning power, controversy assessment, growth prospects and identification of competitive advantages may be used to help assess a stock's intrinsic worth or the expected value. The strategy invests in stocks priced in the market at a discount to their intrinsic worth or expected value which have a catalyst present to enable higher revaluation.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic worth or the expected value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q2, 2020: 24.44% Worst Quarter Q1, 2020: -26.46%
The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 12.25%.

During the periods shown in the chart: Best Quarter Q2, 2020: 24.44% Worst Quarter Q1, 2020: -26.46% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 12.25%.
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	5.88%	11.30%	6.40%
Class A returns after taxes on distributions	4.89%	10.11%	3.86%
Class A returns after taxes on distributions and sale of fund shares	4.14%	8.94%	4.30%
Class C returns before taxes	10.45%	11.73%	6.21%
Class I returns before taxes	12.61%	12.86%	7.29%
Class Y returns before taxes	12.70%	12.99%	7.43%
Russell 3000 Index* reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes	12.71%	11.16%	8.26%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.